Note 1 - Organization	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Disclosure Text Block [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

1.     ORGANIZATION

Z&Z Medical Holdings, Inc. (“Z&Z Nevada”) was incorporated under the laws of the State of Nevada on December 13, 2006 (Inception). On November 30, 2009, a separate corporation named Z&Z Medical Holdings, Inc. (“Z&Z Delaware”) was incorporated under the laws of the State of Delaware and on March 3, 2010 Z&Z Nevada was merged into Z&Z Delaware. On May 13, 2010, pursuant to an Agreement and Plan of Merger dated March 26, 2010 and our subsidiary, Z&Z Merger Corporation, merged with and into Z&Z Delaware and the surviving subsidiary corporation changed its name to AtheroNova Operations, Inc. (“AtheroNova Operations”).

As a result of the merger AtheroNova is now engaged, through AtheroNova Operations, in development of pharmaceutical preparations and pharmaceutical intellectual property. The Company will continue to be a development stage company for the foreseeable future.

On April 22, 2014, the Company effected a 1 - for - 10 reverse stock split through the amendment of its certificate of incorporation. As a result, all share and per share amounts have been retroactively restated as of the beginning of the earliest period presented to effect the reverse stock split.

In June 10, 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU)2014-10 (ASU 2014-10), Development Stage Entities (Topic 915): Elimination of Certain Financial Reporting Requirements, Including an Amendment to Variable Interest Entities Guidance in Topic 810, Consolidation.  ASU 2014-10 eliminates the requirement to present inception-to-date information about income statement line items, cash flows, and equity transactions, and clarifies how entities should disclose the risks and uncertainties related to their activities.   ASU 2014-10 also eliminates an exception provided to development stage entities in Consolidations (ASC Topic 810) for determining whether an entity is a variable interest entity on the basis of the amount of investment equity that is at risk.  The presentation and disclosure requirements in Topic 915 are no longer required for interim and annual reporting periods beginning after December 15, 2014.  The revised consolidation standards will take effect in annual periods beginning after December 15, 2015, however, early adoption is permitted.  The Company adopted the provisions of ASU 2014-10 for this quarterly report on Form 10-Q for the period ended June 30, 2014.

1.     ORGANIZATION

Z&Z Medical Holdings, Inc. (“Z&Z Nevada”) was incorporated under the laws of the State of Nevada on December 13, 2006 (Inception). Z&Z Nevada had its headquarters located in Laguna Niguel, California. On November 30, 2009, a separate corporation named Z&Z Medical Holdings, Inc. (“Z&Z Delaware”) was incorporated under the laws of the State of Delaware and on March 3, 2010, Z&Z Nevada was merged into Z&Z Delaware. On May 13, 2010, pursuant to an Agreement and Plan of Merger dated March 26, 2010, (i) our subsidiary, Z&Z Merger Corporation, merged with and into Z&Z Delaware (the “Merger”) and the surviving subsidiary corporation changed its name to AtheroNova Operations, Inc. (“AtheroNova Operations”), (ii) we assumed all the outstanding options and warrants of Z&Z Delaware and (iii) we completed a capital raise transaction in which we sold $1,500,000 in 2.5% Senior Secured Convertible Notes. The former holders of AtheroNova Operations’ common stock became holders of approximately 98% of our outstanding common stock. On May 21, 2010, holders of approximately 76.7% of the then outstanding shares of our Super-Voting Common Stock, approximately 90.7% of the then outstanding shares of our common stock, and approximately 77.1% of the combined voting power of the then outstanding shares of our Super-Voting Common Stock and our common stock approved an amendment of our certificate of incorporation that (i) decreased the authorized number of shares of our common stock to 100,000,000, (ii) designated 10,000,000 shares of blank check preferred stock, and (iii) adopted a 1 - for - 200 reverse stock split. The amendment to our certificate of incorporation became effective on June 23, 2010.

As a result of the Merger, AtheroNova is now engaged, through AtheroNova Operations, in development of pharmaceutical preparations and pharmaceutical intellectual property. We will continue to be a development stage company for the foreseeable future. We have entered into contracts with two research sites for our second round of pre-clinical trials.

Immediately prior to the Merger, we had 10,727,273 shares of our common stock issued and outstanding. In connection with the Merger, we issued 88,575,048 shares of our Super-Voting Common stock in exchange for the issued and outstanding shares of common stock of AtheroNova Operations, and assumed AtheroNova Operations’ outstanding options and warrants which became exercisable to purchase an aggregate of up to 16,552,227 shares of our Super-Voting Common Stock. Upon the effectiveness of the 1 - for - 200 reverse stock split all shares of our Super-Voting Common Stock were automatically converted on a 50 - to - 1 basis into our common stock, resulting in the issuance of 2,214,376 shares of our common stock to the former holders of AtheroNova Operation’s common stock, and the outstanding shares of common stock held by our existing stockholders were combined into 60,765 shares of our common stock including 9,017 shares subsequently adjusted for rounding.

Since former holders of AtheroNova Operation’s common stock owned, after the Merger, approximately 98% of our shares of common stock, and as a result of certain other factors, including that all members of our executive management are members of AtheroNova Operation’s management, AtheroNova Operations is deemed to be the acquiring company for accounting purposes and the Merger was accounted for as a reverse merger and a recapitalization in accordance with generally accepted accounting principles in the United States (“GAAP”). These consolidated financial statements reflect the historical results of AtheroNova Operations prior to the merger and that of the combined company following the Merger, and do not include the historical financial results of AtheroNova Inc. prior to the completion of the merger.

On April 22, 2014, the Company effected a 1 - for - 10 reverse stock split through the amendment of its certificate of incorporation. As a result, all share and per share amounts have been retroactively restated as of the beginning of the earliest period presented to effect the reverse stock split.